Organization and Business (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 23, 2020	Oct. 23, 2020	Jul. 05, 2018	Jun. 27, 2018	Oct. 21, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Reverse stock split				1,000 for 1 reverse split			During the years ended December 31, 2019 and December 31, 2018 there we no equity transactions, except for the reverse stock split that occurred on June 27, 2018.
Changes in capital structure, retroactive impact				492,598,351 common shares became 626,789 shares outstanding with 501 shareholders
Changes in number of common shares outstanding				626,789
Proceeds from issuance of private placement							$ 161,685
Shares issued during period						16,168,450	16,168,485
Number of warrant issued						16,168,485	16,168,485
Warrant outstanding term									2 years
Warrant exercise price									$ 0.20
Lease description							The Company has leased approximately 158 irrigated acres in Huerfano County, Colorado. Further, the Company expects to initially lease 157 acres in Pueblo County, Colorado from VitaNova and release the assets to established profitable tenants. If the Company leases a property, it generally expects to sub lease the property with an option to buy.		The Company has leased approximately 158 irrigated acres in Huerfano County, Colorado. Further, the Company expects to initially lease 157 acres in Pueblo County, Colorado from VitaNova and release the assets to established profitable tenants. If the Company leases a property, it generally expects to sub lease the property with an option to buy.
Subsequent Event [Member]
Shares issued during period	35,109,195				18,940,800
Warrant exercise price	$ 0.20	$ 0.20
Warrant to purchase each shares	16,168,485	16,168,485
Warrant maturity date	Sep. 30, 2022	Sep. 30, 2022
Common Stock [Member]
Proceeds from issuance of private placement							$ 351,092		$ 351,092
Shares issued during period							35,109,200		35,109,200
Warrant [Member]
Shares issued during period							16,168,450
Number of warrant issued						35,109,200	35,109,200		35,109,200
Warrant outstanding term						2 years	2 years
Warrant exercise price						$ 0.20	$ 0.20
Warrant [Member] | Subsequent Event [Member]
Shares issued during period	35,109,207				18,940,800
Warrant outstanding term					2 years
Warrant exercise price					$ 0.20
Additional Paid-in Capital [Member]
Shares issued during period						161,684.50
Additional Paid-in Capital [Member] | Subsequent Event [Member]
Shares issued during period		16,168,465			189,408.00
John McKowen [Member]
Number of shares issued to acquire			440,000